                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                              SEPARATE ACCOUNT VL I
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-93319


      SUPPLEMENT DATED DECEMBER 6, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

              SUPPLEMENT DATED DECEMBER 6, 2002 TO YOUR PROSPECTUS

Effective November 26, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                      EFFECTIVE DATE
        RATINGS AGENCY                   OF RATING                     RATING                   BASIS OF RATING
------------------------------- ---------------------------- ---------------------------- ----------------------------
      Standard & Poor's                  11/26/02                       AA -                  Financial Security
                                                                                                Characteristics
------------------------------- ---------------------------- ---------------------------- ----------------------------



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4257